UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-389-8713

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2014 Fair Value
	Investments in Securities – 116.49%
	Common Stocks – 116.49%
	China – 10.58%
	E-Commerce / Products – 2.20%
173,890	Vipshop Holdings Ltd ADS * (a)	$32,646,109
	E-Commerce / Services – 0.58%
869,300	SouFun Holdings Ltd ADR	8,510,447
	Gas - Distribution – 1.40%
2,898,000	ENN Energy Holdings Ltd	20,827,266
	Internet Application Software – 1.57%
1,526,400	Tencent Holdings Ltd	23,279,011
	Internet Security – 1.61%
259,100	Qihoo 360 Technology Co Ltd ADR *	23,847,564
	Web Portals / ISP – 3.22%
255,600	Baidu Inc ADR * (a)	47,748,636
	Total China (cost $132,598,195)	$156,859,033

	Hong Kong – 5.85%
	Alternative Waste Technology – 2.50%
25,931,000	China Everbright International Ltd	37,071,291
	Casino Hotels – 3.35%
6,206,000	Galaxy Entertainment Group Ltd	49,645,758
	Total Hong Kong (cost $43,091,107)	$86,717,049

	Japan – 9.59%
	Commercial Banks - Non U.S. – 0.89%
2,889,807	Sumitomo Mitsui Trust Holdings Inc	13,207,449
	E-Commerce / Products – 2.54%
2,916,249	Rakuten Inc	37,681,950
	Electronic Components - Miscellaneous – 1.67%
1,168,500	Alps Electric Co Ltd	14,994,818
871,570	Minebea Co Ltd	9,790,698
		24,785,516
	Finance - Leasing Company – 1.01%
892,030	ORIX Corp	14,784,249
	Finance - Other Services – 2.82%
1,694,654	Japan Exchange Group Inc	41,736,950
	Resorts / Theme Parks – 0.10%
9,063	Oriental Land Co Ltd	1,552,622

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stocks (continued)
	Japan (continued)
	Retail - Vision Service Centers – 0.20%
94,433	Jin Co Ltd	$3,010,894
	Transport - Truck – 0.36%
259,949	Yamato Holdings Co Ltd	5,386,042
	Total Japan (cost $126,820,284)	$142,145,672

	Netherlands – 0.39%
	Metal - Diversified – 0.39%
179,920	Constellium NV, Class A *	5,768,235
	Total Netherlands (cost $5,736,098)	$5,768,235

	United Kingdom – 0.96%
	Diversified Manufacturing Operations – 0.96%
196,860	Pentair PLC (a)	14,197,543
	Total United Kingdom (cost $14,857,933)	$14,197,543

	United States – 89.12%
	Apparel Manufacturers – 1.09%
234,210	Carter’s Inc (a)	16,144,095
	Applications Software – 1.52%
363,110	ServiceNow Inc *	22,498,296
	Auction House / Art Dealer – 0.76%
266,180	Sotheby’s	11,176,898
	Auto / Truck Parts & Equipment – 0.58%
88,150	Visteon Corp (a) *	8,551,432
	Cable / Satellite Television – 3.36%
927,060	Comcast Corp, Class A	49,764,581
	Casino Hotels – 0.54%
103,850	Las Vegas Sands Corp	7,915,447
	Commercial Services - Finance – 6.85%
243,930	Alliance Data Systems Corp * (a)	68,605,313
448,750	MasterCard Inc, Class A (a)	32,969,663
		101,574,976
	Computer Aided Design – 1.17%
374,510	Aspen Technology Inc * (a)	17,377,264
	Computer Data Security – 0.45%
257,631	Qualys Inc *	6,613,388
	Computers – 1.88%
299,880	Apple Inc (a)	27,867,848
	Computers - Memory Devices – 0.33%
234,100	Spansion Inc, Class A *	4,932,487
	Consulting Services – 1.55%
382,800	Verisk Analytics Inc, Class A * (a)	22,975,656
	E-Commerce / Products – 2.70%
123,410	Amazon.com Inc * (a)	40,081,100

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stocks (continued)
	United States (continued)
	E-Commerce / Services – 6.63%
86,600	Coupons.com Inc *	$2,278,446
950,150	Groupon Inc *	6,289,993
826,090	TripAdvisor Inc * (a)	89,762,939
		98,331,378
	Electronic Components - Semiconductors – 2.82%
97,100	OmniVision Technologies Inc * (a)	2,134,258
839,780	Xilinx Inc (a)	39,729,992
		41,864,250
	Electronic Design Automation – 1.51%
576,440	Synopsys Inc * (a)	22,377,401
	Enterprise Software / Services – 0.96%
351,510	Guidewire Software Inc *	14,292,397
	Finance - Credit Card – 3.14%
281,010	American Express Co (a)	26,659,419
94,350	Visa Inc, Class A (a)	19,880,489
		46,539,908
	Finance - Other Services – 3.75%
294,340	Intercontinental Exchange Group Inc	55,600,826
	Internet Content - Entertainment – 1.97%
992,420	Pandora Media Inc. *	29,276,390
	Internet Content - Information / Network – 0.91%
78,640	LinkedIn Corp, Class A *	13,484,401
	Investment Management / Advisory Services – 1.24%
89,520	Affiliated Managers Group Inc * (a)	18,387,408
	Medical - Biomedical / Genetics – 9.97%
264,040	Alexion Pharmaceuticals Inc * (a)	41,256,250
448,420	BioMarin Pharmaceuticals Inc * (a)	27,896,208
479,320	Celgene Corp *	41,164,002
452,540	Gilead Sciences Inc *	37,520,091
		147,836,551
	Medical - Drugs – 0.56%
370,640	ACADIA Pharmaceuticals Inc * (a)	8,372,758

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Outpatient / Home Medical – 1.89%
967,614	Premier Inc, Class A * (a)	$28,060,806
	Medical - Wholesale Drug Distribution – 2.50%
509,560	AmerisourceBergen Corp (a)	37,024,629
	Multimedia – 2.70%
1,168,520	Twenty-First Century Fox Inc, Class B (a)	39,998,440
	Office Automation & Equipment – 0.53%
282,540	Pitney Bowes Inc	7,803,755
	Publishing - Newspapers – 2.48%
2,103,305	News Corp, Class B * (a)	36,702,672
	REITS - Diversified – 2.69%
537,950	Crown Castle International Corp	39,948,167
	Retail - Consumer Electronics – 0.91%
432,920	Best Buy Co Inc	13,424,848
	Retail - Discount – 3.84%
304,770	Costco Wholesale Corp (a)	35,097,313
400,750	Dollar Tree Inc * (a)	21,824,845
		56,922,158
	Retail - Home Furnishings – 0.92%
145,970	Restoration Hardware Holdings Inc *	13,582,509
	Retail - Major Department Stores – 1.74%
379,760	Nordstrom Inc (a)	25,797,097
	Retail - Miscellaneous / Diversified – 0.36%
190,170	Container Store Group Inc *	5,282,923
	Retail - Restaurants – 3.11%
421,580	Dunkin’ Brands Group Inc (a)	19,312,579
198,242	Potbelly Corp *	3,163,942
306,400	Starbucks Corp	23,709,232
		46,185,753
	Retail - Sporting Goods – 1.07%
252,920	Cabela’s Inc * (a)	15,782,207
	Semiconductor Components - Integrated Circuits – 1.72%
754,320	Maxim Integrated Products Inc	25,503,559
	Semiconductor Equipment – 2.87%
372,220	Lam Research Corp	25,154,628
890,570	Teradyne Inc	17,455,172
		42,609,800

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stocks (continued)
	United States (continued)
	Television – 3.55%
847,810	CBS Corp, Class B (a)	52,682,912
	Total United States (cost $1,127,594,813)	$1,321,149,371

	Total Common Stock (cost $1,450,698,430)	$1,726,836,903

	Total Investments in Securities (cost $1,450,698,430) †	$1,726,836,903

	Other Liabilities in Excess of Assets - (16.49%) **	$(244,429,226)

	Net Assets - 100.00%	$1,482,407,677

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $171,168,487 invested in a BNY Mellon Money Market Account, which is 11.55% of net assets and foreign currency with a U.S. Dollar value of $11,686,155 which is 0.79% of net assets.
ADR	American Depositary Receipt
ADS	American Depositary Shares
†	Aggregate cost for federal income tax purposes is $1,130,109,497. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$272,975,972
Excess of cost of value	(20,702,982)
$252,272,990

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2014 Percentage of Net Assets (%)
Alternative Waste Technology	2.50
Apparel Manufacturers	1.09
Applications Software	1.52
Auction House / Art Dealer	0.76
Auto / Trucks Parts & Equipment	0.58
Cable / Satellite Television	3.36
Casino Hotels	3.89
Commercial Banks - Non U.S.	0.89
Commercial Services - Finance	6.85
Computer Aided Design	1.17
Computer Data Security	0.45
Computers	1.88
Computer - Memory Devices	0.33
Consulting Services	1.55
Diversified Manufacturing Operations	0.96
E-Commerce / Products	7.44
E-Commerce / Services	7.21
Electronic Components - Miscellaneous	1.67
Electronic Components - Semiconductors	2.82
Electronic Design Automation	1.51
Enterprise Software / Services	0.96
Finance - Credit Card	3.14
Finance - Leasing Company	1.01
Finance - Other Services	6.57
Gas - Distribution	1.40
Internet Application Software	1.57
Internet Content - Entertainment	1.97
Internet Content - Information / Network	0.91
Internet Security	1.61
Investment Management / Advisory Services	1.24
Medical - Biomedical / Genetics	9.97
Medical - Drugs	0.56
Medical - Outpatient / Home Medical	1.89
Medical - Wholesale Drug Distribution	2.50
Metal - Diversified	0.39
Multimedia	2.70
Office Automation & Equipment	0.53
Publishing - Newspapers	2.48
REITS - Diversified	2.69
Resorts / Theme Parks	0.10
Retail - Consumer Electronics	0.91
Retail - Discount	3.84
Retail - Home Furnishings	0.92
Retail - Major Department Stores	1.74
Retail - Miscellaneous / Diversified	0.36
Retail - Restaurants	3.11
Retail - Sporting Goods	1.07
Retail - Vision Service Centers	0.20
Semiconductor Components - Integrated Circuits	1.72
Semiconductor Equipment	2.87
Transport - Truck	0.36
Television	3.55
Web Portals / ISP	3.22
Total Investments in Securities	116.49%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2014 Fair Value
	Securities Sold, Not Yet Purchased – 30.45%
	Common Stock – 30.45%
	Canada – 0.75%
	Computers - Integrated Systems – 0.75%
313,859	CGI Group Inc, Class A	$11,144,109
	Total Canada (proceeds $9,449,879)	$11,144,109

	China – 2.39%
	Computers – 1.33%
14,408,000	Lenovo Group Ltd	19,668,356
	Electric - Generation – 0.14%
1,796,000	Huaneng Power International Inc, Class H	2,027,650
	Electronic Components - Miscellaneous – 0.80%
1,829,967	AAC Technologies Holdings Inc	11,911,957
	Metal - Aluminum – 0.03%
49,900	Aluminum Corp of China Ltd ADR	449,599
	Metal Processors & Fabrication – 0.09%
4,484,000	China Zhongwang Holdings Ltd	1,405,887
	Total China (proceeds $27,338,603)	$35,463,449

	Hong Kong – 1.92%
	Distribution / Wholesale – 1.05%
10,574,000	Li & Fung Ltd	15,662,456
	Electric - Integrated – 0.87%
1,564,500	CLP Holdings Ltd	12,838,414
	Total Hong Kong (proceeds $29,588,439)	$28,500,870

	India – 0.93%
	Computer Services – 0.93%
255,800	Infosys Ltd ADR	13,754,366
	Total India (proceeds $13,758,717)	$13,754,366

	Ireland – 1.03%
	Computers - Memory Devices – 1.03%
268,500	Seagate Technology PLC	15,256,170
	Total Ireland (proceeds $13,681,050)	$15,256,170

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stocks (continued)
	Japan – 2.22%
	Chemicals - Diversified – 0.49%
565,631	Kuraray Co Ltd	$7,169,145
	Electronic Components - Semiconductors – 0.16%
42,200	Rohm Co Ltd	2,420,236
	Office Automation & Equipment – 1.23%
560,500	Canon Inc	18,236,099
	Printing - Commercial – 0.34%
488,000	Dai Nippon Printing Co Ltd	5,096,530
	Total Japan (proceeds $32,524,247)	$32,922,010

	South Korea – 0.14%
	Electronic Components - Miscellaneous – 0.14%
130,000	LG Display Co Ltd ADR	2,050,100
	Total South Korea (proceeds $2,075,314)	$2,050,100

	Switzerland – 0.35%
	Computers - Peripheral Equipment – 0.35%
397,800	Logitech International SA	5,183,334
	Total Switzerland (proceeds $5,078,515)	$5,183,334

	Taiwan – 0.78%
	Electronic Components - Miscellaneous – 0.25%
896,100	AU Optronics Corp ADR	3,754,659
	Semiconductor Components - Integrated Circuits – 0.53%
418,100	Siliconware Precision Industries Co ADR	3,432,601
1,830,500	United Microelectronics Corp ADR	4,411,505
		7,844,106
	Total Taiwan (proceeds $10,416,814)	$11,598,765

	United States – 19.94%
	Beverages - Non-alcoholic – 0.67%
235,230	Coca-Cola Co	9,964,343
	Commercial Services - Finance – 0.60%
516,450	Western Union Co	8,955,243

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Services – 0.58%
47,180	International Business Machines Corp	$8,552,319
	Cruise Lines – 1.01%
397,450	Carnival Corp	14,963,993
	Electric - Integrated – 2.60%
65,970	Duke Energy Corp	4,894,314
317,790	Hawaiian Electric Industries Inc	8,046,443
166,690	Pinnacle West Capital Corp	9,641,350
392,310	Public Service Enterprise Group Inc	16,002,325
		38,584,432
	Electronic Components - Semiconductors – 2.66%
357,190	Cree Inc	17,841,641
564,360	Intel Corp	17,438,724
87,890	Texas Instruments Inc	4,200,263
		39,480,628
	Food - Miscellaneous / Diversified – 1.42%
229,650	General Mills Inc	12,065,811
136,580	Kellogg Co	8,973,306
		21,039,117
	Recreational Centers – 0.91%
275,940	Life Time Fitness Inc	13,449,316
	REITS - Diversified – 0.74%
64,620	Digital Realty Trust Inc	3,768,638
67,710	Vornado Realty Trust	7,226,688
		10,995,326
	REITS - Office Property – 0.68%
151,900	Mack-Cali Realty Corp	3,262,812
356,790	Piedmont Office Realty Trust Inc, Class A	6,757,603
		10,020,415
	REITS - Regional Malls – 0.44%
38,980	Simon Property Group Inc	6,481,594

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2014 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Apparel / Shoes – 0.74%
246,490	Buckle Inc	$10,934,296
	Retail - Bedding – 1.18%
303,640	Bed Bath & Beyond Inc	17,422,863
	Retail - Pet Food & Supplies – 1.09%
270,390	PetSmart Inc	16,169,322
	Sector Fund - Real Estate – 0.69%
142,230	iShares US Real Estate ETF	10,210,692
	Sector Fund - Utility – 0.94%
314,690	Utilities Select Sector SPDR Fund ETF	13,928,179
	Security Services – 1.14%
481,930	ADT Corp	16,838,633
	Telecommunication Equipment - Fiber Optics – 0.88%
595,690	Corning Inc	13,075,396
	Telephone - Integrated – 0.97%
408,530	AT&T Inc	14,445,621
	Total United States (proceeds $283,086,798)	$295,511,728

	Total Common Stock (proceeds $426,998,376)	$451,384,901

	Total Securities Sold, Not Yet Purchased (proceeds $426,998,376)	$451,384,901

ETF	Exchange Traded Fund

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	June 30, 2014 Percentage of Net Assets (%)
Beverages - Non-alcoholic	0.67
Chemicals - Diversified	0.49
Commercial Services	0.58
Commercial Services - Finance	0.60
Computers	1.33
Computers - Integrated Systems	0.75
Computers - Memory Devices	1.03
Computers - Peripheral Equipment	0.35
Computer Services	0.93
Cruise Lines	1.01
Distribution / Wholesale	1.05
Electric - Generation	0.14
Electric - Integrated	3.47
Electronic Components - Miscellaneous	1.19
Electronic Components - Semiconductors	2.82
Food - Miscellaneous / Diversified	1.42
Metal - Aluminum	0.03
Metal Processors & Fabrication	0.09
Office Automation & Equipment	1.23
Printing - Commercial	0.34
Recreational Centers	0.91
REITS - Diversified	0.74
REITS - Office Property	0.68
REITS - Regional Malls	0.44
Retail - Apparel / Shoes	0.74
Retail - Bedding	1.18
Retail - Pet Food & Supplies	1.09
Sector Fund - Real Estate	0.69
Sector Fund - Utility	0.94
Security Services	1.14
Semiconductor Components - Integrated Circuits	0.53
Telecommunication Equipment - Fiber Optics	0.88
Telephone - Integrated	0.97
Total Securities Sold, Not Yet Purchased	30.45%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		June 30, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (0.21%)
	Total Return Swap Contracts - (0.21%)
	Audio / Video Products - (0.01%)
$(15,199,253)	3/3/2016	Sharp Corp	$(186,957)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.54%.

	Building Products - Doors & Windows - 0.00%
(918,681)	3/3/2016	Asahi Glass Co Ltd	11,145

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Capacitors - 0.00%
(1,553,173)	3/3/2016	Taiyo Yuden Co Ltd	(19,248)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.80%.

	Computers - (0.07%)
(14,631,961)	3/3/2016	Asustek Computer Inc	(680,820)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.

(9,906,067)	3/3/2016	Quanta Computer Inc	(359,223)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Quanta Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.99%.
			(1,040,043)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2014 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Computers - Peripheral Equipment - (0.08%)
$(8,340,529)	3/3/2016	Innolux Display Corp	$(1,153,122)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.

	Electric Products - Miscellaneous - (0.01%)
(11,237,040)	3/3/2016	LG Electronics Inc	(146,472)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.34%.

(13,840,288)	3/3/2016	LG Innotek Co Ltd	(28,149)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Innotek Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.
			(174,621)
	Electronic Components - Miscellaneous - (0.17%)
(7,029,526)	3/3/2016	AU Optronics Corp	(667,748)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

(16,896,870)	3/3/2016	Hon Hai Precision Industry Co Ltd	(684,682)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2014 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Miscellaneous (continued)
$(9,237,881)	3/3/2016	NEC Corporation	$1,111

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NEC Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(12,805,100)	3/3/2016	Nippon Electric Glass Co Ltd	(671,629)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Electric Glass Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(6,978,808)	3/3/2016	Samsung Electro-Mechanics Co Ltd	(172,824)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.52%.

(5,264,874)	3/3/2016	TPK Holding Co Ltd	(321,543)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of TPK Holding Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 9.86%.

			(2,517,315)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors - 0.03%
$(67,023)	3/3/2016	Nippon Chemi-Con Corp	$274

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.56%.

42,186,727	3/3/2016	Samsung Electronics Co Ltd	441,828

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

(7,252,558)	3/3/2016	SK Hynix Inc	48,271

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			490,373

	Finance - Investment Banker / Broker - 0.00%
(1,826,670)	3/3/2016	Bolsas y Mercados Espanoles SA	(52,496)

		Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Food - Retail - (0.03%)
$(6,937,625)	3/3/2016	Delhaize Group SA	$(143,134)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Delhaize Group SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(14,372,816)	3/3/2016	Koninklijke Ahold NV	(69,589)

		Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Koninklijke Ahold NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(4,367,473)	12/11/2014	Sainsbury PLC	(70,618)

		Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of Sainsbury PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(20,163,151)	12/11/2014	Tesco PLC	(66,164)

		Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,483,528)	12/11/2014	WM Morrison Supermarkets PLC	(35,312)

		Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(384,817)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Hotels & Motels - 0.06%
$35,894,473	12/11/2014	Whitbread PLC	$884,496

		Agreement with Morgan Stanley, dated 12/08/2012 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Metal Processors & Fabrication - 0.00%
(2,540,551)	3/3/2016	Catcher Technology Co Ltd	(61,817)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

	Office Automation & Equipment - 0.00%
(10,603,374)	3/3/2016	Ricoh Co Ltd	23,285

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Photo Equipment & Supplies - (0.03%)
(4,491,389)	3/3/2016	Largan Precision Co Ltd	(343,459)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.50%.

(13,579,550)	3/3/2016	Nikon Corp	(56,791)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(400,250)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Publishing - Periodicals - 0.00%
$(1,867,107)	12/11/2014	UBM PLC	$(57,864)

		Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of UBM PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Retail - Discount - 0.02%
4,659,317	12/11/2014	B&M European Value Retail SA	(51,266)

		Agreement with Morgan Stanley, dated 12/08/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

7,264,854	12/11/2014	Poundland Group PLC	403,826

		Agreement with Morgan Stanley, dated 12/08/2012 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

			352,560

	Retail - Drug Stores - 0.00%
2,047,678	5/28/2015	RAIA Drogasil SA	(23,871)

		Agreement with Morgan Stanley, dated 05/28/2013 to receive the total return of the shares of RAIA Drogasil SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Restaurants - 0.00%
6,613,016	3/3/2016	Gourmet Master Co Ltd	41,504

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Semiconductor Components - Integrated Circuits - 0.04%
$(7,731,792)	3/3/2016	Novatek Microelectronics Corp	$(248,883)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.83%.

(8,219,375)	3/3/2016	Powertech Technology Inc	(110,855)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Powertech Technology Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.48%.

69,598,746	3/3/2016	QUALCOMM Inc	1,025,478

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

(5,461,209)	3/3/2016	Realtek Semiconductor Corp	(22,406)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Realtek Semiconductor Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

(1,248,624)	3/3/2016	United Microelectronics Corp	(35,179)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.30%.
			608,155

	Television - 0.02%
7,074,860	3/3/2016	Nippon Television Holdings Inc	242,982

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Nippon Television Holdings Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Web Portals / ISP - 0.02%
$12,575,791	3/3/2016	NAVER Corp	$313,150

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of NAVER Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

	Total Swap Contracts		$(3,104,771)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2014 Percentage of Net Assets (%)
Audio / Video Products	(0.01%)
Building Products - Doors & Windows	0.00%
Capacitors	0.00%
Computers	(0.07%)
Computers - Peripheral Equipment	(0.08%)
Electric Products - Miscellaneous	(0.01%)
Electronic Components - Miscellaneous	(0.17%)
Electronic Components – Semiconductors	0.03%
Finance - Investment Banker / Broker	0.00%
Food - Retail	(0.03%)
Hotels & Motels	0.06%
Metal Processors & Fabrication	0.00%
Office Automation & Equipment	0.00%
Photo Equipment & Supplies	(0.03%)
Publishing - Periodicals	0.00%
Retail – Discount	0.02%
Retail - Drug Stores	0.00%
Retail – Restaurants	0.00%
Semiconductor Components - Integrated Circuits	0.04%
Television	0.02%
Web Portals / ISP	0.02%
Total Swap Contracts	(0.21%)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2014 (Unaudited)

1.	Fair Value Measurement

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance June 30, 2014
Assets
Common Stock	$1,726,836,903	$—	$—	$1,726,836,903
Total Assets	$1,726,836,903	$—	$—	$1,726,836,903

Liabilities
Common Stock	$451,384,901	$—	$—	$451,384,901
Total Return Swaps	—	3,104,771	—	3,104,771
Total Liabilities	$451,384,901	$3,104,771	$—	$454,489,672

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2014 (Unaudited)(continued)

2.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

SilverBay Capital Management LLC (the “Adviser”) may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2014 (Unaudited)(continued)

2.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b.	Call and Put Options on Individual Securities (continued)

would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the nine months ended June 30, 2014.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s board of trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

3.	Federal Income Tax Information

At September 30, 2013, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,130,109,497, and $417,168,165, respectively. For Federal income tax purposes, at September 30, 2013, accumulated net unrealized gain on portfolio investments was $252,272,990, consisting of $272,975,972 gross unrealized gain and $20,702,982 gross unrealized loss. The accumulated net unrealized gain on securities sold, not yet purchased, was $18,275,768, consisting of $13,283,225 gross unrealized gain and $31,558,993 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments and unrealized gain on securities sold, not yet purchased is attributable primarily to cumulative loss deferrals on wash sales and loss deferrals on unsettled short positions, respectively.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/29/2014

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	8/29/2014

* Print the name and title of each signing officer under his or her signature.